CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash on hand		$ 148	$ 3,156
Bank checking account balances		209,037	146,290
Time deposits		292,105	247,391
Mutual funds		73,170	195,416
Other cash and cash equivalents	[1]	15,426	0
Total		$ 589,886	$ 592,253	$ 500,025	$ 971,152

[1]	Applies to purchase contracts resale commitments.